July 25, 2011

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard Index Funds (the Trust) File No. 2-56846

Ladies and Gentlemen:

Enclosed is the 126th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this Amendment are: (1) to register Admiral Shares of Vanguard Mid-Cap Value Index Fund, Vanguard Small-Cap Value Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Small-Cap Growth Index Fund, each a series of the Trust, and (2) to affect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we request that this Amendment be declared effective on September 27, 2011. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Lisa L. B. Matson, Esq.
The Vanguard Group, Inc.

cc:	Brion Thompson, Esq.
U.S. Securities & Exchange Commission